SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter

Schedule of Other Intangible Assets Depreciation Rates	Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	4 – 8
Customer relationships	2 - 9
Trademarks	3 - 12
Customer backlog	2 - 3

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,486)	$3,932	$(42,185)	$(39,739)
Other comprehensive loss before reclassifications	(33,319)	(18,223)	(27,582)	(79,124)
Amounts reclassified from accumulated other comprehensive loss	419	7,189	—	7,608
Net current-period other comprehensive income	(32,900)	(11,034)	(27,582)	(71,516)
Ending balance	$(34,386)	$(7,102)	$(69,767)	$(111,255)

	Year ended December 31, 2021
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$13,285	$4,836	$(34,783)	$(16,662)
Other comprehensive (loss) income before reclassifications	(13,368)	5,024	(7,402)	(15,746)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,403)	(5,928)	—	(7,331)
Net current-period other comprehensive income	(14,771)	(904)	(7,402)	(23,077)
Ending balance	$(1,486)	$3,932	$(42,185)	$(39,739)

	Year ended December 31, 2020
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$4,131	$2,351	$(39,781)	$(33,299)
Other comprehensive gain before reclassifications	11,249	4,954	4,998	21,201
Amounts reclassified from accumulated other comprehensive income (loss)	(2,095)	(2,469)	—	(4,564)
Net current-period other comprehensive loss	9,154	2,485	4,998	16,637
Ending balance	$13,285	$4,836	$(34,783)	$(16,662)